DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)	Jul. 29, 2022 USD ($) item director
Investor Rights Agreement
Subsidiary, Sale of Stock [Line Items]
Number of board of directors | director	7
Number of individuals nominated by Marti | director	6
Number of individuals nominated by callaway | director	1
Number of classes of directors | item	3
Term of directors per each class	3 years
Subscription Agreements
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount | $	$ 47,500,000
Percentage of interest payable semi-annually	12.00%
Percentage of interest payable interest payable in cash	8.00%
Percentage of interest payable interest payable in kind	4.00%
Principal amount per share | $	$ 1,000
Minimum cash condition | $	$ 150,000,000